Operating Revenues - Summary of Operating Revenue by Source of Revenue Stream (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Operating revenue
Operating revenue	$ 123,917	$ 85,699	$ 243,694	$ 171,447
Unigas Pool [Member]
Operating revenue
Operating revenue	11,389		24,893
Time Charters [Member]
Operating revenue
Operating revenue	57,014	41,903	112,522	84,582
Time Charters [Member] | Luna Pool Agency Limited [Member]
Operating revenue
Operating revenue		930		1,279
Voyage Charters [Member]
Operating revenue
Operating revenue	48,861	38,250	93,749	76,079
Voyage Charters [Member] | Luna Pool Agency Limited [Member]
Operating revenue
Operating revenue	$ 6,653	$ 4,616	$ 12,530	$ 9,507